INVENTORY - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Inventory Properties [Line Items]
Inventory	$ 10,360	$ 10,272
Cost of inventories recognised as expense during period	24,600	26,500
Inventory write-down	107	38
Inventories pledged as security for liabilities	6,000	4,700
Fuel Inventory [Member]
Disclosure of Inventory Properties [Line Items]
Inventory	$ 651	$ 690